STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Liminatus Pharma, LLC
Operating expenses:
General and administrative	$ 645,000	$ 1,062,000
Research and development	2,685,000	3,757,000
Total operating expenses	3,330,000	4,819,000
Loss from operations	(3,330,000)	(4,819,000)
Other income (expense):
Interest expense, related parties	(339,000)	(175,000)
Interest income	123,000	10,000
Total other income (expense), net	(216,000)	(165,000)
Net loss	(3,546,000)	(4,984,000)
Class A Member Units | Liminatus Pharma, LLC
Other income (expense):
Net loss	$ (1,738,000)	$ (2,442,000)
Net loss per unit, basic (In dollars per unit)	$ (0.02)	$ (0.03)
Net loss per unit, diluted (In dollars per unit)	$ (0.02)	$ (0.03)
Weighted average units outstanding, basic (In shares)	95,555,554	85,825,570
Weighted average units outstanding, diluted (In shares)	95,555,554	85,825,570
Class B Member Units | Liminatus Pharma, LLC
Other income (expense):
Net loss	$ (1,808,000)	$ (2,542,000)
Net loss per unit, basic (In dollars per unit)	$ (0.11)	$ (0.15)
Net loss per unit, diluted (In dollars per unit)	$ (0.11)	$ (0.15)
Weighted average units outstanding, basic (In shares)	16,666,666	16,666,666
Weighted average units outstanding, diluted (In shares)	16,666,666	16,666,666